Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying Amount and Estimated Fair Value of Terra LLC Long-term Debt
The carrying amount and estimated fair value of the Company's long-term debt as of December 31, 2014 and 2013 are as follows:

	As of December 31, 2014		As of December 31, 2013
(In thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
Long-term debt, including current portion	$1,696,689	$1,704,706	$470,821	$443,067

Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying consolidated balance sheet:

(In thousands)	As of December 31, 2014				As of December 31, 2013
Assets	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Foreign exchange contracts	$—	$1,811	$—	$1,811	$—	$—	$—	$—
Total Derivative Assets	$—	$1,811	$—	$1,811	$—	$—	$—	$—
Liabilities
Interest rate swaps	$—	$3,204	$—	$3,204	$—	$—	$—	$—
Foreign exchange contracts	—	685	—	685	—	—	—	—
Total Derivative Liabilities	$—	$3,889	$—	$3,889	$—	$—	$—	$—